Exhibit 99.1

Elm 2016-1 Trust
Series 2016-1 Senior Secured Revolving Floating Rate Senior Advances,
Series 2016-1 Senior Secured Fixed Rate Senior Notes and Series 2016-1 Fixed Rate Subordinated Notes

Report To:
MidCap Financial Trust
Elm 2016-1 Trust
Guggenheim Securities, LLC

30 November 2016

Report of Independent Accountants on Applying Agreed-Upon Procedures

MidCap Financial Trust
Elm 2016-1 Trust
7255 Woodmont Avenue, Suite 260
Bethesda, Maryland 20814

Guggenheim Securities, LLC
330 Madison Avenue
New York, New York 10017

Re:
2016-1 Trust (the "Issuer")
Series 2016-1 Senior Secured Revolving Floating Rate Senior Advances (the "Advances"),
Series 2016-1 Senior Secured Fixed Rate Senior Notes and Series 2016-1 Fixed Rate Subordinated Notes (the "Notes," and together with the Advances, the "Debt")

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the "Specified Parties"), solely to assist the Issuer in evaluating the accuracy of certain information with respect to a pool of senior secured loans (the "Loans") originated by MidCap Financial Trust (the "Originator"), including loans to life sciences companies and certain real estate loans, relating to the Issuer's securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Originator, on behalf of the Issuer, provided us with:

a.
An electronic data file and the corresponding record layout and decode table (the "Preliminary Data File") that the Originator, on behalf of the Issuer, indicated contains information on the Loans as of 1 November 2016 (the "Statistical Calculation Date"),

b.
An electronic data file labeled "MidCap - Loan Tape (Nov 1 Cutoff) - FINAL - 11 30 16.xlsx" and the corresponding record layout and decode table (the "Data File," together with the Preliminary Data File, the "Provided Data Files") that the Originator, on behalf of the Issuer, indicated contains certain updated information on the Loans as of the Statistical Calculation Date,

c.	Imaged copies of the:
	i.	Credit agreement (the "Credit Agreement"),
	ii.	Credit memo (the "Credit Memo"),
	iii.	Financial statement of the corresponding obligor (the "Financial Statement"),
	iv.	Exit fee letter (the "Exit Fee Letter") and
	v.	Monthly loan statement (the "Loan Statement," together with the Credit Agreement, Credit Memo, Financial Statement and Exit Fee Letter, the "Source Documents") relating to the Loans,
d.	Imaged copies of screenshots, as applicable, from:
	i.	Bloomberg Finance LP terminal (the "Bloomberg Screen Shots") relating to certain of the Loans (the "Public Loans") and
	ii.	The Originator's servicing system relating to certain Loans (the "Industry Screen Shot," together with the Bloomberg Screen Shots, the "Screen Shots"),
e.	An electronic data file (the "Portfolio Balance Report"), which contains information as of the Statistical Calculation Date corresponding to each Loan,
f.	An electronic data file (the "Interest Rate Report"), which contains information as of the Statistical Calculation Date corresponding to each Loan,
g.
An electronic data file (the "Recalculated Characteristic Support File," together with the Source Documents, Screen Shots, Portfolio Balance Report and Interest Rate Report, the "Sources"), which contains information, assumptions and calculation methodologies relating to the Compared Characteristics and Recalculated Characteristics (both as defined herein),

h.
A list of characteristics on the Provided Data Files (the "Compared Characteristics"), which are listed on Exhibit 1 to Attachment A, that the Originator, on behalf of the Issuer, instructed us to compare to information on the Sources, or to information we recalculated using information on the Sources, as described in Attachment A,

i.
A list of characteristics on the Data File (the "Recalculated Characteristics"), which are described in Items 4. through 6. of Attachment A, that the Originator, on behalf of the Issuer, instructed us to recalculate using information on the Data File and Recalculated Characteristic Support File as described in Attachment A,

j.
A list of characteristics on the Data File (the "Provided Characteristics"), which are listed on Exhibit 2 to Attachment A, on which the Originator, on behalf of the Issuer, instructed us to perform no procedures and

k.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Issuer is responsible for the Provided Data Files, Sources, Compared Characteristics, Recalculated Characteristics, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Data Files or Updated Preliminary Data File (as defined in Attachment A).  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources or any other information provided to us by the Originator, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Originator, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a "rating agency") or
b.	Making any findings with respect to:
	i.	Whether the origination of the Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
	ii.	The value of the collateral securing the Loans,
	iii.	Whether the originator of the Loans complied with federal, state or local laws or regulations or
	iv.	Any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the Debt will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young

30 November 2016

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.
For each Loan on the Preliminary Data File, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the qualifications, assumptions and methodologies provided by the Originator, on behalf of the Issuer, that are stated in the notes to Exhibit 1 to Attachment A and the succeeding paragraph of this Item 1.

The Source(s) that the Originator, on behalf of the Issuer, instructed us to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A.  Unless otherwise indicated in the notes to Exhibit 1 to Attachment A, where more than one Source is listed for a Compared Characteristic, the Originator, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Sources that are listed for such Compared Characteristic on Exhibit 1 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Sources for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

2.
As instructed by the Originator, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Originator.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the "Updated Preliminary Data File."

3.	Using information on the:
	a.	Data File and
	b.	Updated Preliminary Data File,

for each Loan, we compared each Compared Characteristic on Exhibit 1 of Attachment A, all as shown on the Data File, to the corresponding information on the Updated Preliminary Data File and found such information to be in agreement.

4.	Using the:
	a.	Total global commitment to borrower, as shown on the Data File,
	b.	Securitization amount, as shown on the Data File, and
	c.	Applicable information, assumptions and calculation methodologies that are described in the Recalculated Characteristic Support File, we recalculated the co-lender? (Y/N) for each Loan. We compared this recalculated information to the corresponding information on the Data File and found such information to be in agreement.

Attachment A Page 2 of 2

5.	Using the:
	a.	Total global commitment available through MidCap's lien, as shown on the Data File,
	b.	Enterprise value / appraised value, as shown on the Data File,
	c.	Applicable information, assumptions and calculation methodologies that are described in the Recalculated Characteristic Support File and
	d.	Additional instruction provided by the Originator, on behalf of the Issuer, that is described in the succeeding paragraph of this Item 5., we recalculated the LTV for each Loan. We compared this recalculated information to the corresponding information on the Data File and found such information to be in agreement.

For the purpose of comparing the LTV for each Loan, the Originator, on behalf of the Issuer, instructed us to ignore absolute differences of +/- 0.001% or less.

6.	Using the:
	a.	Total global term loan commitment avail to borrower, as shown on the Recalculated Characteristic Support File,
	b.	Other global commitment avail to borrower, as shown on the Recalculated Characteristic Support File,
	c.	Applicable information, assumptions and calculation methodologies that are described in the Recalculated Characteristic Support File and
	d.	Additional instruction provided by the Originator, on behalf of the Issuer, that is described in the succeeding paragraph of this Item 6.,

we recalculated the total global commitment available through MidCap's lien for each Loan.  We compared this recalculated information to the corresponding information on the Data File and found such information to be in agreement.

For the purpose of comparing the total global commitment available through MidCap's lien for each Loan, the Originator, on behalf of the Issuer, instructed us to ignore absolute differences of +/- $1.00 or less.

Exhibit 1 to Attachment A

Compared Characteristics and Sources

Compared Characteristic	Source(s)	Note

Facility number	Credit Agreement or Credit Memo	i.
Customer short name	Credit Agreement	ii.
Product type	Portfolio Balance Report	iii.
Facility type	Credit Agreement or Interest Rate Report
Industry	Credit Memo or Industry Screen Shot
MidCap's funded balance	Portfolio Balance Report	iv.
Closing date	Credit Agreement
Current legal maturity date	Credit Agreement
Original term (years)	Credit Agreement and recalculation	v.
Remaining term (months)	Credit Agreement and recalculation	vi.
Seasoning (months)	Credit Agreement and recalculation	vii.
Floor	Interest Rate Report	viii.
Spread	Interest Rate Report	ix.
State	Credit Memo or Loan Statement
Internal risk rating	Portfolio Balance Report
Investment stage	Credit Memo, Financial Statement or Bloomberg Screen Shots	x.
Amortization date 1	Credit Agreement
Amortization style	Credit Agreement
Interest type (fixed / floating)	Credit Agreement or Interest Rate Report
Index type	Credit Agreement or Interest Rate Report
Day count convention	Credit Agreement
Payment frequency	Credit Agreement
Current rate	(a) Interest Rate Report, (b) Loan Statement or (c) Loan Statement and recalculation	xi.
Exit fees	Exit Fee Letter, Credit Agreement, Recalculated Characteristic Support File and recalculation	xii.
Enterprise value / appraised value	(a) Credit Memo or (b) Bloomberg Screen Shots, Recalculated Characteristic Support File and recalculation	xiii.
MidCap's total commitment	Portfolio Balance Report, Credit Agreement, Recalculated Characteristic Support File and recalculation	xiv.
Total company debt through MidCap lien position	Portfolio Balance Report, Recalculated Characteristic Support File and recalculation	xv.

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the customer short name Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to ignore differences due to abbreviations, truncations or spelling errors.

iii.
For the purpose of comparing the product type Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to note agreement in accordance with the decode table that is shown below, as applicable:

Preliminary Data File Value	Source Value
General Real Estate	G RE
Healthcare Real Estate	HC RE
Life Sciences	HC LS

iv.	For the purpose of comparing MidCap's funded balance Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to:
	a.	Use the current GL principal balance, as shown on the Portfolio Balance Report, and
	b.	Ignore differences of +/- $1.00 or less.

v.	For the purpose of comparing the original term (years) Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to recalculate the original term (years) by:
	a.	Calculating the difference in days between the:
(1) Closing date and
(2) Current legal maturity date,
both as shown on the Credit Agreement,
and
	b.	Dividing the result obtained in a. above by 365.

vi.	For the purpose of comparing the remaining term (months) Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to recalculate the remaining term (months) by:
	a.	Calculating the difference in days between the:
(1) Statistical Calculation Date and
(2) Current legal maturity date, as shown on the Credit Agreement,
	b.	Dividing the result obtained in a. above by 365,
	c.	Multiplying the result obtained in b. above by 12 and
	d.	Rounding the result obtained in c. to 1 decimal (XX.X).

Exhibit 1 to Attachment A

Notes: (continued)

vii.	For the purpose of comparing the seasoning (months) Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to recalculate the seasoning (months) by:
	a.	Calculating the difference in days between the:
(1) Closing date, as shown on the Credit Agreement, and
(2) Statistical Calculation Date,
	b.	Dividing the result obtained in a. above by 365,
	c.	Multiplying the result obtained in b. above by 12 and
	d.	Rounding the result obtained in c. to 1 decimal (XX.X).

viii.
For the purpose of comparing the floor Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to use the LIBOR/PRIME floor, as shown on the Interest Rate Report, subject to the methodologies described in the succeeding two paragraphs of this note viii. below.

For the purpose of comparing the floor Compared Characteristic for each Loan with a LIBOR/PRIME floor value of less than 0, as shown on the Interest Rate Report, the Originator, on behalf of the Issuer, instructed us to use a floor value of "N/A."

The Originator, on behalf of the Issuer, instructed us not to compare the floor Compared Characteristic for each Loan with an interest type (fixed / floating) value of "fixed," as shown on the Preliminary Data File.

ix.
For the purpose of comparing the spread Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to use the accrual spread rate (wavg), as shown on the Interest Rate Report, subject to the methodology described in the succeeding paragraph of this note ix. below.

The Originator, on behalf of the Issuer, instructed us not to compare the spread Compared Characteristic for each Loan with an interest type (fixed / floating) value of "fixed," as shown on the Preliminary Data File.

x.
For the purpose of comparing the investment stage Compared Characteristic for each Loan with a product type value of "Healthcare Real Estate" or "General Real Estate," both as shown on the Preliminary Data File, the Originator, on behalf of the Issuer, instructed us to use an investment stage value of "N/A."

For the purpose of comparing the investment stage Compared Characteristic for each Public Loan, the Originator, on behalf of the Issuer, instructed us to use an investment stage value of "Public."

Exhibit 1 to Attachment A

Notes: (continued)

xi.
For the purpose of comparing the current rate Compared Characteristic for each Loan (except for facility numbers 0000010061 and 0000021668), the Originator, on behalf of the Issuer, instructed us to use the accruing rate (wavg), as shown on the Interest Rate Report.

For the purpose of comparing the current rate Compared Characteristic for facility number 0000010061, the Originator, on behalf of the Issuer, instructed us to use the accruing rate, as shown on the Loan Statement.

For the purpose of comparing the current rate Compared Characteristic for facility number 0000021668, the Originator, on behalf of the Issuer, instructed us to recalculate the current rate as the weighted average of the accruing rates (weighted by the corresponding accruing balance) for loan numbers:

	a.	MC 000045683,
	b.	MC 000045692 and
	c.	MC 000052522,
all as shown on the Loan Statement.

xii.
For the purpose of comparing the exit fees Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to recalculate the exit fees using information on the Exit Fee Letter, Credit Agreement and Preliminary Data File, subject to the applicable information, assumptions and calculation methodologies that are described in the Recalculated Characteristic Support File.

For the purpose of this procedure, the Originator, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

xiii.
For the purpose of comparing the enterprise value / appraised value Compared Characteristic for each Loan that is not a Public Loan, the Originator, on behalf of the Issuer, instructed us to use the Credit Memo as the Source.

For the purpose of comparing the enterprise value / appraised value Compared Characteristic for each Public Loan, the Originator, on behalf of the Issuer, instructed us to recalculate the enterprise value / appraised value using information on the Bloomberg Screen Shots, subject to the applicable information, assumptions and calculation methodologies that are described in the Recalculated Characteristic Support File.

For the purpose of this procedure, the Originator, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

Exhibit 1 to Attachment A

Notes: (continued)

xiv.
For the purpose of comparing the MidCap's total commitment Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to recalculate the MidCap's total commitment using information on the Portfolio Balance Report and Credit Agreement, subject to the applicable information, assumptions and calculation methodologies that are described in the Recalculated Characteristic Support File.

For the purpose of this procedure, the Originator, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

xv.
For the purpose of comparing the total company debt through MidCap lien position Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to recalculate the total company debt through MidCap lien position using information on the Portfolio Balance Report, subject to the applicable information, assumptions and calculation methodologies that are described in the Recalculated Characteristic Support File.

For the purpose of this procedure, the Originator, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Originator, on behalf of the Issuer, that are described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Provided Characteristic

Total global commitment to borrower
Global funded balance
Securitization amount
Original legal maturity date
Amortization date 2
Amortization date 3
Amortization date 4
Amortization date 5
Balloon amount at maturity (assuming full-drawn commitment)
Amortization term